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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (512) 329-0050

Date of fiscal year end:      February 28, 2014

Date of reporting period:    May 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2013 (Unaudited)

COMMON STOCKS - 82.9%	Shares	Value
Consumer Discretionary - 2.1%
Auto Components - 0.0% (a)
Superior Industries International, Inc.	1,690	$30,775

Distributors - 1.1%
Core-Mark Holding Company, Inc.	25,945	1,535,684

Household Durables - 0.5%
MDC Holdings, Inc.	1,495	55,480
Toll Brothers, Inc. *	16,120	550,820
		606,300
Media - 0.4%
Comcast Corporation - Class A Special	12,900	500,520
Reading International, Inc. *	4,000	24,320
		524,840
Specialty Retail - 0.1%
Advance Auto Parts, Inc.	300	24,456
Staples, Inc.	11,370	170,550
		195,006
Consumer Staples - 2.0%
Food & Staples Retailing - 2.0%
Tesco plc - ADR	160,090	2,686,310

Food Products - 0.0% (a)
Kellogg Company	200	12,410

Energy - 8.0%
Energy Equipment & Services - 6.0%
Dawson Geophysical Company *	39,180	1,406,954
Era Group, Inc. *	24,905	641,553
Halliburton Company	32,935	1,378,330
Key Energy Services, Inc. *	10,000	64,800
Tidewater, Inc.	45,810	2,523,673
Unit Corporation *	45,185	2,041,006
		8,056,316
Oil, Gas & Consumable Fuels - 2.0%
Apache Corporation	1,760	144,549
Exxon Mobil Corporation	14,085	1,274,270
Total S.A. - ADR	26,275	1,309,808
		2,728,627
Financials - 12.0%
Capital Markets - 2.0%
Charles Schwab Corporation (The)	1,820	36,145
Walter Investment Management Corporation *	72,980	2,657,202
		2,693,347
Commercial Banks - 3.0%
Old National Bancorp	4,590	61,322
Trustmark Corporation	2,005	51,108
Wells Fargo & Company	95,857	3,887,001
		3,999,431

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 82.9% (Continued)	Shares	Value
Financials - 12.0% (Continued)
Consumer Finance - 1.7%
American Express Company	29,630	$2,243,288

Insurance - 3.3%
Berkshire Hathaway, Inc. - Class B *	37,810	4,312,987
Selective Insurance Group, Inc.	3,710	88,038
		4,401,025
Thrifts & Mortgage Finance - 2.0%
Nationstar Mortgage Holdings, Inc. *	34,095	1,388,007
Ocwen Financial Corporation *	30,860	1,320,191
		2,708,198
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Medtronic, Inc.	34,675	1,768,772

Health Care Providers & Services - 0.0% (a)
VCA Antech, Inc. *	450	11,502

Industrials - 28.8%
Aerospace & Defense - 0.5%
Innovative Solutions & Support, Inc.	86,956	668,692

Building Products - 2.7%
Apogee Enterprises, Inc.	25,955	692,480
Insteel Industries, Inc.	117,360	2,101,918
Masonite Worldwide Holdings, Inc. *	4,415	239,072
Universal Forest Products, Inc.	13,685	540,694
		3,574,164
Commercial Services & Supplies - 0.9%
Steelcase, Inc. - Class A	84,675	1,171,902

Construction & Engineering - 10.4%
Granite Construction, Inc.	32,675	1,008,351
Jacobs Engineering Group, Inc. *	104,550	5,960,395
Layne Christensen Company *	109,555	2,354,337
Orion Marine Group, Inc. *	388,115	4,661,261
		13,984,344
Electrical Equipment - 4.5%
Active Power, Inc. *	10,634	45,726
Emerson Electric Company	48,845	2,806,634
Encore Wire Corporation	29,425	1,018,399
II-VI, Inc. *	5,535	91,881
Powell Industries, Inc. *	38,490	1,819,807
Servotronics, Inc.	42,708	315,612
		6,098,059
Industrial Conglomerates - 0.8%
3M Company	9,240	1,018,895

Machinery - 5.4%
Astec Industries, Inc.	83,623	2,953,564
Dynamic Materials Corporation	8,685	139,828
Harsco Corporation	104,355	2,439,820

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 82.9% (Continued)	Shares	Value
Industrials - 28.8% (Continued)
Machinery - 5.4% (Continued)
L.S. Starrett Company (The)	6,094	$62,464
Lydall, Inc. *	97,567	1,410,819
Omega Flex, Inc.	14,981	201,794
PMFG, Inc. *	10,083	64,430
		7,272,719
Marine - 0.0% (a)
Kirby Corporation *	750	58,560

Professional Services - 2.0%
CDI Corporation	89,174	1,217,225
CTPartners Executive Search, Inc. *	13,160	54,614
Heidrick & Struggles International, Inc.	42,120	606,949
Korn/Ferry International *	46,015	805,263
		2,684,051
Trading Companies & Distributors - 1.6%
Lawson Products, Inc. *	143,172	2,133,263
Transcat, Inc. *	7,671	56,382
		2,189,645
Information Technology - 21.8%
Communications Equipment - 4.3%
Cisco Systems, Inc.	237,590	5,721,167

Computers & Peripherals - 1.1%
Apple, Inc.	140	62,955
Hewlett-Packard Company	4,220	103,053
Hutchinson Technology, Inc. *	221,295	1,270,233
		1,436,241
Electronic Equipment, Instruments & Components - 7.1%
Corning, Inc.	288,190	4,429,480
Dolby Laboratories, Inc. - Class A	550	19,250
Electro Scientific Industries, Inc.	3,775	42,846
Maxwell Technologies, Inc. *	249,405	1,803,198
Newport Corporation *	95,445	1,256,056
Perceptron, Inc.	4,610	32,593
Vishay Precision Group, Inc. *	132,265	1,912,552
		9,495,975
Internet Software & Services - 0.1%
EarthLink, Inc.	9,500	56,335
Velti plc *	12,330	21,701
		78,036
IT Services - 0.9%
Paychex, Inc.	33,565	1,249,625

Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	206,390	3,137,128
Cohu, Inc.	23,705	262,177
Intel Corporation	136,820	3,321,990
Rudolph Technologies, Inc. *	82,070	1,006,178
		7,727,473

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 82.9% (Continued)	Shares	Value
Information Technology - 21.8% (Continued)
Software - 2.5%
Microsoft Corporation	97,010	$3,383,709

Materials - 6.8%
Chemicals - 0.0% (a)
Olin Corporation	935	23,310

Metals & Mining - 6.8%
Alcoa, Inc.	136,640	1,161,440
Comstock Mining, Inc. *	1,285,865	2,648,882
Newmont Mining Corporation	155,130	5,317,856
		9,128,178
Utilities - 0.1%
Electric Utilities - 0.1%
Exelon Corporation	3,950	123,793

Total Common Stocks (Cost $84,793,989)		$111,290,369

WARRANTS - 0.2%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$235,924

MONEY MARKET FUNDS - 16.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $22,575,363)	22,575,363	$22,575,363

Total Investments at Value - 99.9% (Cost $107,499,482)		$134,101,656

Other Assets in Excess of Liabilities - 0.1%		68,858

Net Assets - 100.0%		$134,170,514

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2013 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Consumer Discretionary - 4.0%
Distributors - 2.9%
Core-Mark Holding Company, Inc.	5,800	$343,302

Household Durables - 0.7%
MDC Holdings, Inc.	2,200	81,642

Media - 0.4%
Reading International, Inc. *	8,000	48,640

Energy - 8.6%
Energy Equipment & Services - 8.6%
Dawson Geophysical Company *	6,325	227,131
Era Group, Inc. *	2,320	59,763
Key Energy Services, Inc. *	18,000	116,640
Natural Gas Services Group, Inc. *	3,220	72,386
Tidewater, Inc.	5,880	323,929
Unit Corporation *	4,865	219,752
		1,019,601
Financials - 8.0%
Capital Markets - 2.0%
Walter Investment Management Corporation *	6,710	244,311

Commercial Banks - 3.4%
Glacier Bancorp, Inc.	7,235	140,649
Old National Bancorp	12,315	164,528
Trustmark Corporation	3,680	93,803
		398,980
Insurance - 1.1%
Selective Insurance Group, Inc.	5,490	130,278

Thrifts & Mortgage Finance - 1.5%
Nationstar Mortgage Holdings, Inc. *	4,530	184,416

Industrials - 54.0%
Aerospace & Defense - 4.4%
Curtiss-Wright Corporation	5,895	214,342
Innovative Solutions & Support, Inc.	40,650	312,599
		526,941
Building Products - 6.9%
Apogee Enterprises, Inc.	3,180	84,842
Insteel Industries, Inc.	13,784	246,872
Masonite Worldwide Holdings, Inc. *	3,585	194,128
Quanex Building Products Corporation	5,800	107,358
Universal Forest Products, Inc.	4,810	190,043
		823,243
Commercial Services & Supplies - 1.2%
Steelcase, Inc. - Class A	10,395	143,867

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Industrials - 54.0% (Continued)
Construction & Engineering - 9.8%
EMCOR Group, Inc.	5,730	$227,767
Granite Construction, Inc.	6,925	213,706
Layne Christensen Company *	13,790	296,347
Orion Marine Group, Inc. *	35,748	429,333
		1,167,153
Electrical Equipment - 8.5%
Active Power, Inc. *	30,539	131,318
Encore Wire Corporation	6,584	227,872
II-VI, Inc. *	15,870	263,442
Powell Industries, Inc. *	5,400	255,312
Servotronics, Inc.	17,594	130,020
		1,007,964
Machinery - 13.1%
Astec Industries, Inc.	8,465	298,984
Dynamic Materials Corporation	13,750	221,375
Flow International Corporation *	17,745	70,448
Harsco Corporation	11,485	268,519
Key Technology, Inc. *	5,075	77,292
L.S. Starrett Company (The)	10,999	112,740
Lydall, Inc. *	13,765	199,042
Omega Flex, Inc.	19,584	263,796
PMFG, Inc. *	6,355	40,608
		1,552,804
Marine - 0.9%
Kirby Corporation *	1,400	109,312

Professional Services - 6.0%
CDI Corporation	16,240	221,676
CTPartners Executive Search, Inc. *	24,860	103,169
Heidrick & Struggles International, Inc.	15,935	229,623
Korn/Ferry International *	9,260	162,050
		716,518
Trading Companies & Distributors - 3.2%
Lawson Products, Inc. *	18,755	279,450
Transcat, Inc. *	13,544	99,548
		378,998
Information Technology - 15.1%
Computers & Peripherals - 0.1%
Hutchinson Technology, Inc. *	2,069	11,876

Electronic Equipment, Instruments & Components - 10.3%
Electro Scientific Industries, Inc.	21,115	239,655
Maxwell Technologies, Inc. *	43,963	317,852
Newport Corporation *	20,485	269,583
Perceptron, Inc.	11,654	82,394
Vishay Precision Group, Inc. *	21,680	313,493
		1,222,977

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Information Technology - 15.1% (Continued)
Internet Software & Services - 0.5%
Velti plc *	30,850	$54,296

Semiconductors & Semiconductor Equipment - 4.2%
Cohu, Inc.	21,529	238,111
CyberOptics Corporation *	7,949	49,681
International Rectifier Corporation *	1,630	35,828
Rudolph Technologies, Inc. *	13,970	171,272
		494,892
Materials - 4.0%
Chemicals - 0.7%
Olin Corporation	3,200	79,776

Metals & Mining - 3.3%
Comstock Mining, Inc. *	86,810	178,829
Synalloy Corporation	14,644	215,120
		393,949

Total Common Stocks (Cost $8,821,440)		$11,135,736

MONEY MARKET FUNDS - 7.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $858,441)	858,441	$858,441

Total Investments at Value - 100.9% (Cost $9,679,881)		$11,994,177

Liabilities in Excess of Other Assets - (0.9%)		(112,558)

Net Assets - 100.0%		$11,881,619

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2013 (Unaudited)

CORPORATE BONDS - 41.9%	Par Value	Value
Consumer Discretionary - 7.6%
Auto Components - 1.0%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,108,128

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	461,758
Starbucks Corporation, 6.25%, due 08/15/17	300,000	355,882
		817,640
Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	547,612
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	218,271
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	158,250
		924,133
Media - 3.0%
Comcast Corporation,
5.90%, due 03/15/16	914,000	1,036,996
6.30%, due 11/15/17	200,000	240,780
5.70%, due 05/15/18	400,000	476,068
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,087,938
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	222,325
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	423,519
		3,487,626
Multiline Retail - 0.6%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	583,617
6.00%, due 01/15/33	100,000	104,425
		688,042
Specialty Retail - 1.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	674,145
Staples, Inc., 9.75%, due 01/15/14	1,058,000	1,115,254
		1,789,399
Consumer Staples - 3.0%
Beverages - 1.1%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	899,305
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	345,516
		1,244,821
Food Products - 0.8%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	906,525

Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	354,512

Personal Products - 0.8%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	963,542

Energy - 4.5%
Energy Equipment & Services - 2.5%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,120,978
Transocean, Inc., 7.375%, due 04/15/18	855,000	1,004,960

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.9% (Continued)	Par Value	Value
Energy - 4.5% (Continued)
Energy Equipment & Services - 2.5% (Continued)
Weatherford International Ltd.,
6.35%, due 06/15/17	$370,000	$419,005
6.00%, due 03/15/18	300,000	341,256
		2,886,199
Oil, Gas & Consumable Fuels - 2.0%
Peabody Energy Corporation, 7.375%, due 11/01/16	882,000	1,005,480
Valero Energy Corporation,
4.50%, due 02/01/15	195,000	206,508
6.125%, due 06/15/17	570,000	668,855
10.50%, due 03/15/39	250,000	401,615
		2,282,458
Financials - 1.6%
Commercial Banks - 0.5%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	582,463

Consumer Finance - 1.1%
American Express Company,
7.00%, due 03/19/18	800,000	983,990
8.125%, due 05/20/19	200,000	265,622
		1,249,612
Health Care - 1.4%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	953,522

Pharmaceuticals - 0.6%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	672,417

Industrials - 10.1%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	233,077

Building Products - 0.7%
Masco Corporation,
6.125%, due 10/03/16	300,000	335,766
5.85%, due 03/15/17	400,000	443,640
		779,406
Commercial Services & Supplies - 1.3%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	222,035
R.R. Donnelley & Sons Company, 12.00%(a), due 02/01/19	200,000	235,750
Waste Management, Inc., 6.375%, due 03/11/15	978,000	1,070,170
		1,527,955
Communications Equipment - 0.9%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,049,066

Containers & Packaging - 0.9%
Bemis Company, Inc., 5.65%, due 08/01/14	1,022,000	1,075,840

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.9% (Continued)	Par Value	Value
Industrials - 10.1% (Continued)
Electrical Equipment - 0.8%
Eaton Corporation, 8.10%, due 08/15/22	$150,000	$201,727
Emerson Electric Company, 5.25%, due 10/15/18	570,000	668,911
		870,638
Health Care Providers & Services - 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,083,131

Machinery - 0.9%
Dover Corporation, 5.45%, due 03/15/18	115,000	135,365
Harsco Corporation, 2.70%, due 10/15/15	885,000	892,060
		1,027,425
Road & Rail - 2.9%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	993,287
CSX Corporation, 6.25%, due 03/15/18	500,000	597,459
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,062,193
Ryder System, Inc., 3.15%, due 03/02/15	454,000	469,608
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	237,788
		3,360,335
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	661,617

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc., 6.625%, due 09/15/16	500,000	564,379
Corning, Inc.,
6.85%, due 03/01/29	100,000	123,919
7.25%, due 08/15/36	500,000	635,074
		1,323,372
IT Services - 2.0%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	546,082
Western Union Company (The),
5.93%, due 10/01/16	600,000	670,134
6.20%, due 11/17/36	1,025,000	1,046,161
		2,262,377
Software - 0.9%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,067,579

Materials - 9.1%
Chemicals - 2.0%
Airgas, Inc., 2.85%, due 10/01/13	945,000	951,829
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	794,786
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	574,935
		2,321,550

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.9% (Continued)	Par Value	Value
Materials - 9.1% (Continued)
Construction Materials - 1.0%
Vulcan Materials Company,
6.40%, due 11/30/17	$500,000	$556,250
7.50%, due 06/15/21	500,000	590,000
		1,146,250
Containers & Packaging - 0.8%
Ball Corporation, 7.375%, due 09/01/19	830,000	902,625

Metals & Mining - 5.3%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	855,472
5.87%, due 02/23/22	1,200,000	1,231,975
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	447,395
ArcelorMittal, 5.00%(a), due 02/25/17	960,000	998,400
Commercial Metals Company,
6.50%, due 07/15/17	420,000	459,900
7.35%, due 08/15/18	230,000	258,750
Nucor Corporation, 5.85%, due 06/01/18	300,000	356,368
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	406,143
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	1,062,949
		6,077,352
Utilities - 0.6%
Multi-Utilities - 0.6%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	680,927

Total Corporate Bonds (Cost $43,910,977)		$48,361,561

U.S. GOVERNMENT OBLIGATIONS - 35.6%	Par Value	Value
U.S. Treasury Bills (b) - 8.7%
0.050%, due 08/01/13	$10,000,000	$9,999,550

U.S. Treasury Notes - 26.9%
2.500%, due 04/30/15	10,000,000	10,417,190
0.375%, due 01/15/16	5,000,000	4,992,190
4.625%, due 02/15/17	5,000,000	5,712,500
0.750%, due 12/31/17	10,000,000	9,903,120
		31,025,000

Total U.S. Government Obligations (Cost $41,139,969)		$41,024,550

CLOSED-END FUNDS - 0.8%	Shares	Value
Pioneer High Income Trust	13,600	$226,848
Western Asset Managed High Income Fund, Inc.	122,153	714,595
Total Closed-End Funds (Cost $855,726)		$941,443

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 21.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $24,303,586)	24,303,586	$24,303,586

Total Investments at Value - 99.4% (Cost $110,210,258)		$114,631,140

Other Assets in Excess of Liabilities - 0.6%		731,934

Net Assets - 100.0%		$115,363,074

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2013.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2013 (Unaudited)

1. Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Corporate Bonds and U.S. Treasury Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
CM Advisors Fund:

Common Stocks	$111,290,369	$-	$-	$111,290,369
Warrants	235,924	-	-	235,924
Money Market Funds	22,575,363	-	-	22,575,363
Total	$134,101,656	$-	$-	$134,101,656

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

	Level 1	Level 2	Level 3	Total
CM Advisors Small Cap Value Fund:

Common Stocks	$11,135,736	$-	$-	$11,135,736
Money Market Funds	858,441	-	-	858,441
Total	$11,994,177	$-	$-	$11,994,177

CM Advisors Fixed Income Fund:

Corporate Bonds	$-	$48,361,561	$-	$48,361,561
U.S. Treasury Obligations	-	41,024,550	-	41,024,550
Closed-End Funds	941,443	-	-	941,443
Money Market Funds	24,303,586	-	-	24,303,586
Total	$25,245,029	$89,386,111	$-	$114631,140

Refer to CM Advisors Fund’s and CM Advisors Small Cap Value Fund’s Schedules of Investments for a listing of the common stocks valued by industry type.  Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued by industry type.

As of May 31, 2013, the Funds did not have any transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis as of May 31, 2013:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$107,500,448	$9,733,739	$110,210,258

Gross unrealized appreciation	$29,502,974	$2,576,310	$4,591,569
Gross unrealized depreciation	(2,901,766)	(315,872)	(170,687)

Net unrealized appreciation	$26,601,208	$2,260,438	$4,420,882

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies within the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.  As of May 31, 2013, CM Advisors Fund and CM Advisors Small Cap Value Fund had 28.8% and 54.0%, respectively, of the value of its net assets invested in stocks within the Industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 25, 2013

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 25, 2013

* Print the name and title of each signing officer under his or her signature.